Fair Value of Financial Instruments - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Carrying Amount	$ 135,034	$ 127,034	$ 155,584	$ 222,580
Debt securities available for sale, Carrying Amount	407,898	300,122
Debt securities held to maturity, Carrying Amount	216,414	210,015
Loans receivable, Carrying Amount	1,729,084	1,349,975
Mortgage-backed securities available for sale, Carrying Amount	437,223	780,652
Mortgage-Backed Securities Held To Maturity, Carrying Amount	295,658	101,114
FHLB stock, Carrying Amount	25,990	15,666
Interest receivable, Carrying Amount	9,013	8,028
Deposits, Carrying Amount	2,479,941	2,370,508
Borrowings, Carrying Amount	512,257	287,695
Interest payable on borrowings, Carrying Amount	1,001	938
Cash and cash equivalents, Fair Value	135,034	127,034
Debt securities available for sale, Fair Value	407,898	300,122
Debt securities held to maturity, Fair value	213,472	202,328
Loans receivable, Fair Value	1,711,972	1,359,799
Mortgage-backed securities available for sale, Fair Value	437,223	780,652
Mortgage-backed securities held to maturity, Fair Value	293,781	96,447
FHLB stock, Fair Value	25,990	15,666
Interest receivable, Fair Value	9,013	8,028
Deposits, Fair Value	2,490,933	2,376,290
Borrowings, Fair Value	521,839	295,914
Interest payable on borrowings, Fair Value	1,001	938
Derivative instruments, Fair Value	(975)	5,645
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Carrying Amount	(2,714)	2,837
Derivative instruments, Fair Value	(2,714)	2,837
Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Carrying Amount	1,739	2,808
Derivative instruments, Fair Value	1,739	2,808
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale, Carrying Amount
Cash and cash equivalents, Fair Value	135,034	127,034
Debt securities available for sale, Fair Value
Debt securities held to maturity, Fair value
Loans receivable, Fair Value
Mortgage-backed securities available for sale, Fair Value
Mortgage-backed securities held to maturity, Fair Value
FHLB stock, Fair Value
Interest receivable, Fair Value	9,013	8,028
Deposits, Fair Value	1,442,723	1,389,044
Borrowings, Fair Value
Interest payable on borrowings, Fair Value	1,001	938
Derivative instruments, Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Fair Value
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale, Carrying Amount	407,898	299,122
Cash and cash equivalents, Fair Value
Debt securities available for sale, Fair Value	407,898	299,122
Debt securities held to maturity, Fair value	213,472	202,328
Loans receivable, Fair Value
Mortgage-backed securities available for sale, Fair Value	437,223	780,652
Mortgage-backed securities held to maturity, Fair Value	293,781	96,447
FHLB stock, Fair Value
Interest receivable, Fair Value
Deposits, Fair Value
Borrowings, Fair Value
Interest payable on borrowings, Fair Value
Derivative instruments, Fair Value	(975)	5,645
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Fair Value	(2,714)	2,837
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Fair Value	1,739	2,808
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available for sale, Carrying Amount		1,000
Cash and cash equivalents, Fair Value
Debt securities available for sale, Fair Value		1,000
Debt securities held to maturity, Fair value
Loans receivable, Fair Value	1,711,972	1,359,799
Mortgage-backed securities available for sale, Fair Value
Mortgage-backed securities held to maturity, Fair Value
FHLB stock, Fair Value	25,990	15,666
Interest receivable, Fair Value
Deposits, Fair Value	1,048,210	987,246
Borrowings, Fair Value	521,839	295,914
Interest payable on borrowings, Fair Value
Derivative instruments, Fair Value
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Fair Value
Significant Unobservable Inputs (Level 3) [Member] | Interest Rate Caps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments, Fair Value